Income taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

6. Income taxes

The Company and its subsidiaries file separate income tax returns.

United States of America

Abit USA Inc. was incorporated in April 2022 and will have to file a tax return for the year ending December 31, 2022.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending September 30, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%. However, this re-measurement has no effect on the Company’s income tax expenses as the Company has provided a 100% valuation allowance on its deferred tax assets previously.

Additionally, the Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years.

British Virgin Islands

Abits Group Inc is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Abits Group Inc is not subject to tax on income or capital gains. In addition, upon payments of dividends by Abits Group Inc, no British Virgin Islands withholding tax is imposed.

Hong Kong

Abit Hong Kong did not earn any income that was derived in Hong Kong since its incorporation and is therefore not to any Hong Kong profits tax.

ABITS GROUP INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. Income taxes (continued)

PRC

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax rate of 25%, unless otherwise specified.

The Company’s effective income tax rate was 0% for the period of six months to June 30, 2024 and June 30, 2023. Because of losses, the Company has had no tax liability.

	June 30, 2024	June 30, 2023,

U.S. statutory rate	34.0%	34.0%
Foreign income not registered in the U.S.	(34.0)%	(34.0)%
PRC statutory rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0)%	(25.0)%
Effective tax rate	0%	0%